Consolidated Statements of Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING INCOME
Interest income and inflation	$ 3,795,609	$ 4,094,817	$ 4,403,991
Interest expense and inflation	(1,808,926)	(2,308,031)	(3,310,942)
Net interest income	1,986,683	1,786,786	1,093,049
Fee and commission income	1,040,644	960,168	848,513
Fee and commission expense	(444,813)	(413,102)	(345,873)
Net fee and commission income	595,831	547,066	502,640
Net income from financial operations:
Net income/(expense) from financial assets and liabilities for trading	(43,556)	85,013	91,761
Net income from derecognising financial assets and liabilities at amortised cost and financial assets at fair value through other comprehensive income	2,938	(37,068)	(120,934)
Net income from exchange, adjustment and hedge accounting of foreign exchange	296,400	202,574	331,628
Net income from financial operations	255,782	250,519	302,455
Income from investments in associates and other companies	9,289	10,436	8,763
Net income from non-current assets and groups available for sale not admissible as discontinued operations	7,243	4,049	13,154
Other operating income	7,016	8,048	3,807
TOTAL OPERATING INCOME	2,861,844	2,606,904	1,923,868
Personnel salaries and expenses	(412,902)	(398,819)	(412,275)
Administrative expenses	(387,605)	(366,431)	(320,111)
Depreciation and amortisation	(135,159)	(141,435)	(143,762)
Impairment of non-financial assets	(3,747)	(1,295)	(1,912)
Other operating expenses	(101,703)	(114,739)	(31,638)
TOTAL OPERATING EXPENSES	(1,041,116)	(1,022,719)	(909,698)
NET OPERATING INCOME BEFORE CREDIT LOSSES	1,820,728	1,584,185	1,014,170
Provisions for loan losses for interbank loans and account receivable from customers	(750,537)	(660,814)	(453,458)
Provisions for loan losses for contingent loans and others	(13,466)	2,902	24,363
Recovery of loans previously charged-off	192,640	153,944	107,069
Provision for loan losses for other financial assets at amortised cost and financial assets at fair value through OCI	(3,950)	(622)	(759)
Provision for loan losses	(575,313)	(504,590)	(322,785)
NET OPERATING INCOME BEFORE INCOME TAX	1,245,415	1,079,595	691,385
Income tax expense	(207,362)	(219,745)	(97,548)
Result of continuing operations	1,038,053	859,850	593,837
Result of discontinued operations	0	0	0
NET INCOME FOR THE YEAR	1,038,053	859,850	593,837
Attributable to:
Shareholders of the Bank	1,021,650	852,964	579,427
Non-controlling interest	$ 16,403	$ 6,886	$ 14,410
Earnings per share from continued operations attributable to shareholders of the Bank:
Basic earnings (in Pesos per share)	$ 5.421	$ 4.526	$ 3.075
Diluted earnings (in Pesos per share)	5.421	4.526	3.075
Earnings per share attributable to shareholders of the Bank:
Basic earnings (in Pesos per share)	5.421	4.526	3.075
Diluted earnings (in Pesos per share)	$ 5.421	$ 4.526	$ 3.075